Employee Benefit Plan, Fair Value and NAV (Tables) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Fair Value and NAV
The following tables set forth, by level within the fair value hierarchy, a summary of the Plan's investments measured at fair value on a recurring basis at December 31, 2025 and 2024 (rounded):

(In thousands)	December 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Franklin Electric Co., Inc. common stock	$26,154	$26,154	$—	$—
Investments in shares of registered investment companies	26,445	26,445	—	—
Total assets in the fair value hierarchy	52,599	52,599	—	—
Investments measured at net asset value (a)	219,640
Investments at fair value	$272,239

(In thousands)	December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Franklin Electric Co., Inc. common stock	$32,072	$32,072	$—	$—
Investments in shares of registered investment companies	31,864	31,864	—	—
Total assets in the fair value hierarchy	63,936	$63,936	$—	$—
Investments measured at net asset value (a)	181,593
Investments at fair value	$245,529

EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth, by level within the fair value hierarchy, a summary of the Plan's investments measured at fair value on a recurring basis at December 31, 2025 and 2024 (rounded):

(In thousands)	December 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Franklin Electric Co., Inc. common stock	$26,154	$26,154	$—	$—
Investments in shares of registered investment companies	26,445	26,445	—	—
Total assets in the fair value hierarchy	52,599	52,599	—	—
Investments measured at net asset value (a)	219,640
Investments at fair value	$272,239

(In thousands)	December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Franklin Electric Co., Inc. common stock	$32,072	$32,072	$—	$—
Investments in shares of registered investment companies	31,864	31,864	—	—
Total assets in the fair value hierarchy	63,936	$63,936	$—	$—
Investments measured at net asset value (a)	181,593
Investments at fair value	$245,529